Business segment information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	$ 106,090	$ 94,402	$ 208,036	$ 186,122
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	78,052	62,077	148,673	131,887
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	5,663	11,658	11,513	16,826
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	16,300	14,703	33,407	26,505
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	$ 6,075	$ 5,964	$ 14,443	$ 10,904